As filed with the Securities and Exchange Commission on March 4, 2008

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)
Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 91	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT	(X)
COMPANY ACT OF 1940
Amendment No. 91	(X)

MAXIM SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)
8515 E. Orchard Road
Greenwood Village, Colorado 80111

Registrant's Telephone Number, including Area Code: (303) 737-3000

Raymond L. McFeetors
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:
James F. Jorden, Esquire
Jorden Burt LLP
1025 Thomas Jefferson St. N. W.
Suite 400 East
Washington, D.C. 20007-5208

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on March 25, 2008, pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on , pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on , pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 91 is to designate a new effective date of March 25, 2008 for Post-Effective Amendment No. 89, which was filed on December 21, 2007 (Accession No. 0000356476-07-000149) to register two new series of the Registrant. Parts A, B, and C of Post-Effective Amendment No. 89 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 91 to the Registration Statement be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village in the State of Colorado on the 4th day of March 2008.

MAXIM SERIES FUND, INC.
(Registrant)

By:	/s/ W.T. McCallum
W.T. McCallum, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 91 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ W.T. McCallum		President	March 3, 2008
W.T. McCallum		and Chairman

/s/ M.T.G. Graye		Director	March 3, 2008
M.T.G. Graye

/s/ R. P. Koeppe		Director	March 3, 2008
R.P. Koeppe*

Director
G.H. Klapper

/s/ S. Zisman		Director	March 3, 2008
S. Zisman*

/s/ G.R. McDonald		Treasurer	March 3, 2008
G.R. McDonald

*By:	/s/ B.A. Byrne		March 3, 2008
B.A. Byrne
Attorney-in-fact

Powers of Attorney for Messrs. Koeppe and Zisman are incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to the Registration Statement filed on June 25, 1997 (File No. 2-77503).